SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Advertising, Marketing, and Investor Relations	$ 982,824	$ 443,208	$ 2,140,768	$ 2,538,300
Compliance fees	54,956	75,555	102,336	191,289
Contract Work	168,891	24,680	299,866	58,757
Other	266,242	92,122	537,780	173,005
Office and Miscellaneous Expenses	$ 1,472,913	$ 635,565	$ 3,080,750	$ 2,961,351